UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                               FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number:   811-05631
                                                    ---------

                        First Pacific Mutual Fund, Inc.
                        -------------------------------
                (Exact name of registrant as specified in charter)

                       2756 Woodlawn Drive, Suite #6-201
                           Honolulu, HI  96822-1856
                           ------------------------
                (Address of principal executive offices) (Zip code)

                              Audrey C. Talley
                         Drinker Biddle & Reath LLP
                             One Logan Square
                                Suite #2000
                         Philadelphia, PA  19103-6996
                         ----------------------------
                   (Name and address of agent for service)

      Registrant's telephone number, including area code:  808-988-8088

                     Date of fiscal year end:  September 30

                  Date of reporting period:  September 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth
Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of
information under the clearance requirements of 44 U.S.C.    3507.

Item 1.  Reports to Stockholders.

November 8, 2010



Dear fellow shareholder,

	As we begin our 23rd year of operations, we are pleased to provide you with our Fund's 2010 Annual Report.

       It has been and continues to be daunting times for investors. We have seen unprecedented downturns in the equity markets followed by a sharp rise in the major indices. The economy which seemed to be in a negative tail spin is now showing signs of a tepid recovery. Amidst this continued turmoil, municipal bonds have generally experienced less volatility than many of their equity counterparts. As shareholders of the Hawaii Municipal Fund, you are earning tax-free income* and supporting local projects designed to enrich our community. The money raised through municipal bonds is commonly used to build schools, hospitals, roads, airports, harbors, and water and electrical systems that serve to create jobs and improve the quality of life here in our islands.

       Interest rates are the most important of many factors which can affect bond prices. Over the course of the fiscal year, the treasury yield curve marginally flattened with short-term interest rates remaining unchanged and long-term interest rates dropping by just .28%. The municipal market, which had been hurt by selling pressure from insurance companies, hedge funds, and mutual funds, appears to have recovered with yields trending toward historic lows. Institutional buyers have reentered the municipal market, with retail investors being a strong additional source of demand. This accounts for the Hawaii Municipal Fund's fiscal year price increase of $0.17. The Hawaii Municipal Fund Investor Class had a Net Asset Value ("NAV") of $10.80 on October 1, 2009 and a NAV of $10.97 on September 30, 2010. The primary investment strategy of the Hawaii Municipal Fund is to purchase high quality long-term Hawaii municipal bonds. The past year's performance for the Fund, which is presented in this Annual Report, was primarily a result of the implementation of this strategy. As of September 30, 2010, 48.61% of the Hawaii Municipal Bond Fund's portfolio was invested in bonds rated AAA by Standard & Poor's.

       During the fiscal year ended September 30, 2010, the Federal Reserve Bank kept the Federal Funds Rate between 0 and .25%. Despite keeping short-term rates unchanged, the 30 year treasury bond's yield fell by 28 basis points to 3.69%. In our opinion, this modest decrease in rates at the long end of the yield curve can be interpreted as an indication that bond investors believe inflation will not greatly increase over the long-term. Still, there continues to be risks to inflation and the bond market, among which are US fiscal policy, international conflicts/terrorism and global economic factors.

       On the following pages are line graphs comparing the Fund's performance to the Barclays Capital Municipal Bond Index for the 10 years ended September 30, 2010. The graph assumes a hypothetical $10,000 investment in the Fund. The object of the graph is to permit a comparison of the Fund with a benchmark and to provide perspective on market conditions and investment strategies and techniques that materially affected the performance of the Fund. For the fiscal year ended September 30, 2010, the Hawaii Municipal Fund's portfolio had a shorter effective maturity than the Barclays Capital Municipal Bond Index, therefore, the Hawaii Municipal Fund tended to lag the Index due to the declining interest rate environments.

                             STANDARD & POOR'S
                          MUNICIPAL BOND RATINGS
                          Hawaii Municipal Fund
                           September 30, 2010

[The following table was depicted as a pie chart in the printed material.]

Hawaii Municipal Fund
AAA		48.61%
AA		22.71%
AA-		 7.60%
A+		 4.01%
A-		 1.89%
A		 0.49%
BBB+		 6.28%
BBB		 1.31%
NR		 7.10%

       We are proud to report that as a Hawaii resident, 100% of the income dividends earned in 2010 were both state and federal tax-free.* There was no capital gain distribution to shareholders for the 2009 calendar year. There will not be a capital gain distribution for the Hawaii Municipal Fund for the 2010 calendar year.

       If you have any questions about this Annual Report or would like us to provide information about the Fund to your family or friends, please call us at 988-8088.

       Thank you for your business as well as the many referrals. On behalf of the staff and management of the Fund, I would like to extend to you and your family best wishes for a safe and happy holiday season.

Warmest Aloha,

/s/ Terrence K.H. Lee

Terrence K.H. Lee
President and CEO			Lee Financial Securities, Inc./Distributor

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (808) 988-8088.

Before investing, read the prospectus carefully. Please carefully consider the Fund's investment objective, risks, and charges and expenses before investing. *Some income may be subject to the federal alternative minimum tax for certain investors. Income may also be subject to capital gains taxes. The prospectus contains this and other information about the Fund. This Annual Report must be accompanied or preceded by a prospectus.

Fund's yield, share price and investment return fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Hawaii Municipal Fund is a series of First Pacific Mutual Fund, Inc.

               Hawaii Municipal Fund Investor Class
$10,000 Investment in Fund Compared to Barclays Capital Municipal Bond Index


[The following table was depicted as a line chart in the printed material.]


                Hawaii Municipal Fund  Barclays Capital
                 Investor Class         Municipal Bond
Index
09/30/00		$10,000			$10,000
09/30/01		$10,811			$11,040
09/30/02		$11,673			$12,026
09/30/03		$12,138			$12,494
09/30/04		$12,628			$13,069
09/30/05		$12,986			$13,598
09/30/06		$13,433			$14,204
09/30/07		$13,732			$14,643
09/30/08		$13,492			$14,369
09/30/09		$14,704			$16,503
09/30/10		$15,457			$17,462

Average Annual Total Return

           Hawaii Municipal Fund     Barclays Capital Municipal Bond Index
1 Year              5.12%                        5.81%
5 Year              3.55%                        5.13%
10 Year             4.45%                        5.73%

The graph above compares the increase in value of a $10,000 investment in the Hawaii Municipal Fund Investor Class with the performance of the Barclays Capital Municipal Bond Index. The objective of the graph is to permit you to compare the performance of the Fund with the current market and to give perspective to market conditions and investment strategies and techniques pursued by the investment manager that materially affected the performance of the Fund. The Barclays Capital Municipal Bond Index reflects reinvestment of dividends but not the expenses of the Fund. It is not possible to invest directly in an index. The return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results. The total returns are before taxes on distributions or redemptions of Fund shares. The Fund's annual operating expense ratio, as stated in the current prospectus dated February 1, 2010, is 1.05%. This rate can fluctuate and may differ from the expense ratio for the most recently completed fiscal year disclosed in the Financial Highlights in this annual report.

Your Fund's Expenses
As a Fund shareholder, you can incur the following costs:
Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses
The first line (Actual) for the share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

   1.  Divide your account value by $1,000.
       If an account had an $8,600 value, the $8,600 / $1,000 = 8.6.

   2. Multiply the result by the number under the heading "Expenses Paid During Period."
       If expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

       In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical example for Comparison with Other Funds
Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for the share class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs. Therefore, the second line is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. Please refer to the Fund prospectus for additional information on operating expenses.

                Beginning                          Expenses Paid During
                 Account          Ending Account          Period*
              Value 04/01/10      Value 09/30/10        04/01/10-9/30/10

Hawaii Municipal Fund Investor Class
Actual          $1,000.00           $1,036.60              $5.23
Hypothetical    $1,000.00           $1,019.94              $5.18


*Expenses are equal to the annualized expense ratio (1.02%), multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

                         TAIT, WELLER & BAKER LLP
                       Certified Public Accountants


          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM




To the Board of Directors and
Shareholders of First Pacific Mutual Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Hawaii Municipal Fund, a series of First Pacific Mutual Fund, Inc., including the schedule of investments, as of September 30, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the
Fund's management.   Our responsibility is to express an opinion on these
financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States).   Those standards require
that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaii Municipal Fund as of September 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



                                           /s/ Tait, Weller & Baker LLP
                                           TAIT, WELLER & BAKER LLP



Philadelphia, Pennsylvania
November 19, 2010

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2010

                                                             Value
Par Value                                                 (Note 1 (A))

                       HAWAII MUNICIPAL BONDS - 99.04%

		Hawaii County
			General Obligation Bonds - 2.81%
$       300,000               5.600%,     05/01/11     $      309,012
        350,000               5.000%,     07/15/11            362,628
      1,000,000               5.000%,     07/15/22          1,089,430
        370,000               5.000%,     07/15/24            406,500
      1,210,000               5.000%,     03/01/25          1,390,956
      1,265,000               5.000%,     03/01/26          1,445,326
                                                            5,003,852

		Hawaii State
			General Obligation Bonds - 4.60%
        700,000               4.000%,     02/01/17            791,623
        970,000               5.000%,     08/01/20          1,007,238
        530,000               5.000%,     08/01/20            545,625
      1,195,000               5.000%,     06/01/22          1,379,902
      4,000,000               5.000%,     05/01/27          4,466,440
                                                            8,190,828

			Airport Systems Revenue Bonds - 12.39%
      2,000,000               8.000%,     07/01/11          2,103,980
        170,000               6.900%,     07/01/12            181,769
        345,000               6.900%,     07/01/12            368,884
      3,000,000               5.750%,     07/01/15          3,106,410
      2,500,000               5.750%,     07/01/16          2,582,625
      3,235,000               5.750%,     07/01/17          3,333,862
      6,000,000               5.625%,     07/01/18          6,162,600
        855,000               5.250%,     07/01/21            866,585
      3,000,000               5.250%,     07/01/27          3,340,800
                                                           22,047,515

			Certificates of Participation - State Office Buildings - 5.02%
      1,500,000               5.000%,     05/01/15          1,706,925
      4,200,000               5.000%,     05/01/17          4,824,414
      1,150,000               5.000%,     05/01/18          1,322,374
        500,000               4.000%,     05/01/19            537,540
        500,000               4.000%,     05/01/20            532,745
                                                            8,923,998

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2010

                                                             Value
Par Value                                                 (Note 1 (A))

			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 19.81%
$       400,000               4.950%,     04/01/12     $      419,092
      5,430,000               5.750%,     12/01/18          5,472,680
        125,000               6.150%,     01/01/20            125,445
      1,125,000               5.700%,     07/01/20          1,135,181
        115,000               5.450%,     11/01/23            115,344
      1,755,000               4.600%,     05/01/26          1,735,713
     10,225,000               5.650%,     10/01/27         10,487,169
      8,085,000               6.200%,     11/01/29          8,092,600
      2,400,000               5.100%,     09/01/32          2,408,952
      5,480,000               4.650%,     03/01/37          5,246,716
                                                           35,238,892

				Chaminade University - 2.24%
         95,000               4.000%,     01/01/11             95,303
      2,600,000               5.000%,     01/01/26          2,648,958
      1,270,000               4.700%,     01/01/31          1,240,727
                                                            3,984,988

				Hawaii Pacific Health - 4.14%
      1,140,000               5.600%,     07/01/33          1,147,068
      6,000,000               5.500%,     07/01/40          6,012,900
        200,000               5.750%,     07/01/40            208,304
                                                            7,368,272

				Hawaii Mid-Pacific Institute - 1.21%
      2,085,000               5.000%,     01/01/26          2,143,818

				Kapiolani Health Care System - 0.91%
      1,610,000               6.400%,     07/01/13          1,616,327

				Kuakini Hawaii Health System - 0.32%
        570,000               6.300%,     07/01/22            578,157

				Kahala Nui - 4.24%
      7,000,000               8.000%,     11/15/33          7,549,150

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2010

                                                             Value
Par Value                                                 (Note 1 (A))

				Wilcox Hospital - 1.18%
$       695,000               5.250%,     07/01/13     $      696,077
      1,250,000               5.350%,     07/01/18          1,251,150
        160,000               5.500%,     07/01/28            160,055
                                                            2,107,282

			Harbor Capital Improvements Revenue Bonds - 4.58%
        150,000               5.000%,     07/01/12            158,045
      1,580,000               5.250%,     01/01/16          1,724,064
      1,665,000               5.375%,     01/01/17          1,813,651
        500,000               5.500%,     07/01/19            520,220
      2,005,000               5.250%,     01/01/21          2,139,836
      1,200,000               5.250%,     01/01/27          1,263,228
        520,000               5.750%,     07/01/29            526,313
                                                            8,145,357

			Hawaii Health Systems - 1.04%
        468,000               3.800%,     02/15/13            472,193
      1,370,000               4.700%,     02/15/19          1,377,042
                                                            1,849,235

			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 6.21%
        220,000               4.650%,     07/01/12            227,383
        380,000               4.800%,     07/01/13            392,206
        110,000               5.250%,     07/01/13            110,113
      3,355,000               5.350%,     07/01/18          3,357,181
      3,585,000               5.400%,     07/01/29          3,586,900
        270,000               5.750%,     07/01/30            270,089
      2,225,000               5.375%,     07/01/33          2,247,784
        850,000               5.000%,     07/01/36            862,163
                                                           11,053,819

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2010

                                                             Value
Par Value                                                 (Note 1 (A))

				HCDC Rental Housing System Revenue Bonds - 3.67%
$       100,000               3.700%,     01/01/13     $      101,789
        810,000               4.750%,     07/01/22            840,456
        600,000               4.750%,     07/01/23            622,560
        895,000               5.000%,     07/01/24            939,517
        100,000               5.000%,     07/01/25            104,899
        990,000               6.000%,     07/01/26          1,093,227
      1,055,000               6.000%,     07/01/27          1,157,029
        785,000               6.000%,     07/01/28            855,030
        750,000               6.000%,     07/01/29            810,780
                                                            6,525,287

			Department of Hawaiian Homelands - 2.40%
      1,000,000               5.875%,     04/01/34          1,067,760
      3,000,000               6.000%,     04/01/39          3,209,730
                                                            4,277,490

				Hawaiian Homelands - COP Kapolei - 2.65%
        210,000               3.750%,     11/01/16            227,907
        950,000               4.125%,     11/01/23            990,128
      3,295,000               5.000%,     11/01/31          3,503,837
                                                            4,721,872

			University of Hawaii - Revenue Bonds - 7.43%
        100,000               4.000%,     07/15/16            111,148
      1,000,000               4.000%,     10/01/17          1,117,390
      1,000,000               5.000%,     10/01/18          1,181,610
      1,000,000               5.000%,     10/01/19          1,183,350
      1,500,000               5.000%,     10/01/23          1,680,780
      3,355,000               4.500%,     07/15/26          3,594,245
      1,740,000               3.500%,     07/15/27          1,661,021
      2,500,000               5.000%,     07/15/29          2,695,850
                                                           13,225,394

				Highway Revenue- 1.53%
      2,250,000               5.250%,     07/01/18          2,725,110

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2010

                                                             Value
Par Value                                                 (Note 1 (A))

		Honolulu City & County
			General Obligation Bonds - 2.56%
$       365,000               6.000%,     11/01/10     $      366,515
      1,000,000               5.000%,     07/01/22          1,144,120
      2,000,000               5.000%,     07/01/23          2,199,520
        500,000               5.000%,     07/01/26            543,385
        275,000               5.000%,     07/01/31            297,498
                                                            4,551,038

				Waipahu - 1.12%
      1,990,000               6.900%,     06/20/35          1,997,383

			Water System Revenue Bonds
				Board of Water Supply - 3.09%
      3,550,000               4.500%,     07/01/23          3,869,713
      1,470,000               5.000%,     07/01/26          1,621,425
                                                            5,491,138

			Waste System Revenue - 0.12%
        200,000               5.500%,     07/01/11            207,562

		Kauai County
			General Obligation Bonds - 2.30%
      1,065,000               5.000%,     08/01/25          1,086,673
      2,780,000               5.000%,     08/01/27          3,005,708
                                                            4,092,381

			Housing Authority Paanau Project - 0.22%
        395,000               7.250%,     04/01/12            391,528

		Maui County
			General Obligation Bonds - 1.25%
      1,000,000               5.000%,     07/01/23          1,112,480
      1,000,000               5.000%,     07/01/24          1,108,570
                                                            2,221,050

     Total Hawaii Municipal Bonds (Cost $170,980,560)     176,228,723

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

September 30, 2010

                                                             Value
Par Value                                                 (Note 1 (A))

                 VIRGIN ISLANDS MUNICIPAL BONDS - 0.22%

		Virgin Islands
			Public Finance Authority, Series A - 0.07%
$       100,000               7.300%,     10/01/18     $      121,466

			Public Finance Authority, Series A - 0.15%
        250,000               5.000%,     07/01/14            267,672

     Total Virgin Islands Municipal Bonds (Cost $358,035)     389,138



   Total Investments (Cost $171,338,595) (a)     99.26%   176,617,861
   Other Assets Less Liabilities                  0.74%     1,314,697
   Net Assets                                   100.00%  $177,932,558


   (a)  Aggregate cost for federal income tax purposes is $171,169,988.


At September 30, 2010, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

            Gross unrealized appreciation                 $ 5,642,604
            Gross unrealized (depreciation)                  (194,731)
            Net unrealized appreciation                   $ 5,447,873

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2010


                                                            Municipal
                                                              Fund
ASSETS
   Investments at market value
     (Identified cost $171,338,595) (Note 1 (A))         $176,617,861
   Cash                                                     2,393,625
   Interest receivable                                      2,692,612
   Subscriptions receivable                                    85,100
   Other assets                                                 7,203
        Total assets                                      181,796,401

LIABILITIES
   Payable for investment securities purchased              3,482,630
   Distributions payable                                      126,632
   Redemptions payable                                         59,173
   Management fee payable                                      72,927
   Administration fee payable                                   2,917
   Distribution plan payable                                   23,552
   Shareholder servicing fee payable                           14,585
   Transfer agent fee payable                                   8,751
   Chief Compliance Officer fee payable                         5,548
   Accrued expenses                                            67,128
        Total liabilities                                   3,863,843

NET ASSETS                                               $177,932,558
   	(Applicable to 16,216,538 shares outstanding,
        $.01 par value, 20,000,000 shares authorized)

NET ASSET VALUE, OFFERING AND REPURCHASE
   PRICE PER SHARE, INVESTOR CLASS SHARES                      $10.97

NET ASSETS
   At September 30, 2010, net assets consisted of:
     Paid-in capital                                     $173,768,265
     Undistributed net investment income                      168,607
     Accumulated net realized loss on investments          (1,283,580)
     Net unrealized appreciation                            5,279,266
                                                         $177,932,558

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

STATEMENT OF OPERATIONS

For the year ended September 30, 2010


                                                           Municipal
                                                             Fund
INVESTMENT INCOME
   Interest income                                        $7,739,798

   Expenses
     Management fee (Note 2)                                 855,617
     Distribution costs (Notes 2 and 3)                      256,686
     Transfer agent fee (Note 2)                             102,672
     Shareholder services fee (Note 2)                       171,122
     Administration fee (Note 2)                              34,222
     Accounting fee                                           81,666
     Legal and audit fees                                     90,054
     Printing                                                 25,355
     Custodian fee                                            32,830
     Insurance                                                 8,395
     Registration fee                                          7,662
     Miscellaneous                                            30,372
     Chief Compliance Officer fee (Note 2)                    65,814
     Directors fee                                             6,326
     Total expenses                                        1,768,793
     Fee reductions (Note 5)                                 (13,520)
     Net expenses                                          1,755,273

        Net investment income                              5,984,525

NET REALIZED AND UNREALIZED GAIN (LOSS)
	ON INVESTMENTS
   Net realized gain from security transactions              104,147
   Change in unrealized appreciation of investments        2,576,463

        Net gain on investments                            2,680,610

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                           $8,665,135


See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                          For The Year Ended  For The Year Ended
                                          September 30, 2010  September 30, 2009
INCREASE (DECREASE) IN NET ASSETS FROM
   Operations
     Net investment income                         $  5,984,525    $  5,699,020
     Net realized gain (loss) on investments            104,147      (1,484,561)
     Increase (Decrease) in unrealized
       appreciation (depreciation) of investments     2,576,463       9,157,205
        Net increase (decrease) in net assets
          resulting from operations                   8,665,135      13,371,664

   Distributions to shareholders from:
     Net investment income
        Investor Class
         ($.37 and $.38 per share, respectively)     (5,880,797)     (5,638,587)
     Capital gains
        Investor Class
         ($.00  and $.02 per share, respectively)            -         (305,440)
            Total distributions to shareholders      (5,880,797)     (5,944,027)

   Capital share transactions (a)
     Increase (Decrease) in net assets resulting
       from capital share transactions                9,255,585       8,405,859
           Total increase (decrease) in net assets   12,039,923      15,833,496

NET ASSETS
   Beginning of year                                165,892,635     150,059,139
   End of year (including undistributed net
     investment income of $168,607 and $131,637,
     respectively)                                 $177,932,558    $165,892,635




 (a)	Summary of capital share activity follows:

                                 Investor Class            Investor Class
                               For The Year Ended        For The Year Ended
                               September 30, 2010        September 30, 2009
                              Shares         Value       Shares        Value
   Shares sold               2,731,560   $ 29,496,727   2,254,176   $23,246,869
   Shares issued on reinvestment
     of distributions          403,775      4,368,385     413,160     4,234,367
                             3,135,335     33,865,112   2,667,336    27,481,236
   Shares redeemed          (2,274,962)   (24,609,527) (1,869,255)  (19,075,377)
   Net increase                860,373   $  9,255,585     798,081   $ 8,405,859


See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each year)

                                                   INVESTOR CLASS

                                              Years Ended September 30,
                                       2010     2009     2008     2007     2006
Net asset value
   Beginning of year                 $10.80   $10.31   $10.88   $11.04   $11.10

Income from investment operations
  Net investment income                 .37      .38      .39      .39      .40
  Net gain (loss) on securities
     (both realized and unrealized)     .17      .51     (.57)    (.16)    (.02)
   Total from investment operations     .54      .89     (.18)     .23      .38

Less distributions
  Dividends from net investment income (.37)    (.38)    (.39)    (.39)    (.40)
  Distributions from capital gains        -     (.02)       -        - *   (.04)
     Total distributions               (.37)    (.40)    (.39)    (.39)    (.44)
  End of year                        $10.97   $10.80   $10.31   $10.88   $11.04

Total return                           5.12%    8.98%   -1.73%    2.14%    3.52%

Ratios/Supplemental Data
  Net assets, end of year (in 000's)$177,933 $165,893 $150,059 $148,893 $151,852
  Ratio of expenses to average
      net assets (a)                   1.03%    1.05%    1.08%    1.02%    1.04%
  Ratio of net investment income
      to average net assets            3.49%    3.77%    3.54%    3.55%    3.64%

Portfolio turnover                    19.60%   25.90%   13.47%   15.66%   22.17%


*	Less than $.01 per share

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were 1.03%, 1.02%, 1.02%, .96%, and .90% for the years ended September 30, 2010, 2009, 2008,
      2007, and 2006, respectively.

See accompanying notes to financial statements.

HAWAII MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2010

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal Fund is currently authorized to offer one Class of Shares: Investor Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions or agencies, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and
economic developments.   If any such problems arise, they could adversely
affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

  (A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining
	maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Investment Manager reasonably expects the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

HAWAII MUNICIPAL FUND

September 30, 2010

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 -Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of September 30, 2010. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

      Description        Level 1     Level 2     Level 3     Total
      Municipal Bonds     $-0-     $176,617,861   $-0-    $176,617,861

	The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value during the course of the September 30, 2010 fiscal year.

                                                          Municipal Bonds
                                                             at Value
      Balance as of 09/30/2009                              $-0-
         Realized gain (loss)                               $  (122,500)
         Change in unrealized appreciation (depreciation)   $ -
         Net purchases (sales)                              $(1,053,500)
         Transfers in and/or out of Level 3                 $ -
      Balance as of 09/30/2010                              $-0-

HAWAII MUNICIPAL FUND

September 30, 2010

  (B)  FEDERAL INCOME TAXES
       It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2010, the Hawaii Municipal Fund had a capital loss carryforward of $1,283,580 of which $1,162,876 expires in 2017 and $120,704 expires in
       2018.

       In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

       Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.

       The Fund has reviewed all open tax years for all major jurisdictions, which is the Federal jurisdiction, and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of September 30, 2010, open Federal tax years include the tax years ended September 30, 2007 - September 30, 2010. The Fund has no examination in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

  (C)  SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
       SHAREHOLDERS
       Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.

  (D)  USE OF ESTIMATES
       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


(2)	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Lee Financial Group Inc. ("LFG") provides the Fund with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and the administrative services agreement, LFG receives compensation at the annual rate of .50% and up to .05% of the Fund's average daily net assets, respectively. LFG also receives compensation for costs incurred by the Chief Compliance Officer.

The Fund's distributor, Lee Financial Securities, Inc. ("LFS"), a wholly-owned subsidiary of LFG, received $256,686 for costs incurred in connection with the sale of Hawaii Municipal Fund's shares (See Note 3).

HAWAII MUNICIPAL FUND

September 30, 2010

Lee Financial Recordkeeping, Inc. ("LFR"), a wholly-owned subsidiary of LFG, serves as the transfer agent for the Fund. In accordance with the terms of the transfer agent agreement, LFR receives compensation at the annual rate of .06% of the Fund's average daily net assets. LFR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Fund's directors. As compensation for these services LFR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of the Fund's average daily net assets.

Certain officers and directors of the Fund are also officers of LFG, LFS and LFR.


(3)	DISTRIBUTION COSTS

The Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Hawaii Municipal Fund Investor Class may incur certain costs, which may not exceed .25% per annum of the Fund's average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel, reasonably intended to result in sales of shares of the Fund.


(4)	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities aggregated $52,216,105 and $31,784,120, respectively, for the Hawaii Municipal Fund.


(5)	CUSTODY CREDITS

Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. If not for the offset agreement, the assets could have been employed to produce income. During the year ended September 30, 2010, such reductions amounted to $13,520 for the Hawaii Municipal Fund. Credits used to offset expenses were as follows: Custody fees, $13,520.

HAWAII MUNICIPAL FUND

September 30, 2010

(6)	TAX COMPONENTS OF CAPITAL AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended September 30, 2010 and 2009 were as follows:

                  Exempt-                 Long-Term
                  Interest    Ordinary     Capital        Total
                  Dividends    Income      Gains       Distributions
     Hawaii Municipal Fund
       2010       $5,880,797     $  -     $  -         $5,880,797
       2009       $5,638,587     $  -     $305,440*    $5,944,027

       *The Fund distributed on November 28, 2008, and designated, $305,440 as a long-term capital gain pursuant to Internal
       Revenue Code Section 852(b)(3).

	The tax character of distributable earnings at September 30, 2010 were as follows:

     Undistributed                                  Post   Unrealized    Total
    Ordinary Exempt-  Undistributed  Capital Loss  October Gain/   Distributable
    Interest Income   Capital Gains  Carryforwards Losses (Loss)**    Earnings
Hawaii
Municipal Fund
        $ -             $ -         $(1,283,580)    $ -   $5,447,873  $4,164,293

       ** The difference between book basis and tax basis unrealized appreciation is attributable to market discount on debt securities.

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year-ended September 30, 2010, the Hawaii Municipal Fund's undistributed investment income was decreased by $66,758, and accumulated net realized loss on investments was decreased by $66,758.


(7)	NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the FASB issued Accounting Standards Update "Improving Disclosures about Fair Value Measurements" ("ASU"). The ASU requires enhanced disclosures about a.) transfers into and out of Levels 1 and 2, and b.) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Levels 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Funds' financial statements.


(8)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of September 30, 2010, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.

FIRST PACIFIC MUTUAL FUND, INC.
BOARD OF DIRECTORS AND OFFICERS (Unaudited)

Overall responsibility for management of First Pacific Mutual Fund, Inc., (the "Fund") rests with the Board of Directors. Each Director serves during the lifetime of the Fund and until its termination, or until the Director's death, resignation, retirement or removal. The Directors, in turn, elect the officers of the Fund to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Director and officer of the Fund.



                                                                    Number of
                                                                    Portfolios
              Position     Term of                                  in Fund
              &            Office and                               Complex
              Office       Length of         Principal Occupation   Overseen
Name Age      With the      Time              During the Past        by
and Address   Fund         Served            Five Years             Director
DISINTERESTED DIRECTORS
Clayton W.H. Chow (58) Director Unlimited Term Office Technology Specialist,   1
896 Puuikena Dr.                   22 years    Xerox Corporation
Honolulu, HI  96821                            Account Executive,
                                               Roadway Express

Lynden M. Keala (56)   Director Unlimited Term Account, Executive, Workflow    1
47-532 Hui Iwa St.                 21 years    One (formerly The Relizon
Kaneohe, HI 96744                              Company)
                                               Account Executive, Xpedx
                                               (Distribution Division of
                                                International Paper)

Stuart S. Marlowe (70) Director Unlimited Term Owner, Surfside Sales and       1
PO Box 630507                      22 years    Marketing (Sales and marketing of
Lanai City, HI  96763                          music for the State of Hawaii)

Karen T. Nakamura (66) Director Unlimited Term Executive Vice President & CEO, 1
2825 S. King St., #2001            13 years    Building Industry Association
Honolulu, HI  96819                            of Hawaii
                                               Vice President, Wallpaper
                                               Hawaii, Ltd.

Kim F. Scoggins (63)   Director Unlimited Term Commercial Real Estate,         1
220 S. King Street, #1800          13 years    Colliers Monroe Friedlander, Inc.
Honolulu, HI  96813                            Real Estate, 1250 Oceanside
                                               Partners

INTERESTED DIRECTORS
Terrence K.H. Lee (53) Director,Unlimited Term Director, President and         1
593 Moaniala Street    Chairman,   22 years    CEO, Lee Financial Group Inc.,
Honolulu, HI  96821    President               Lee Financial Securities, Inc.,
                       and CEO                 and Lee Financial Recordkeeping,
                                               Inc.

OFFICERS
Nora B. Simpson (50)   Treasurer, Chief        Vice President, CCO, CFO and
503 Blackbird Drive    Compliance Officer,     Treasurer, Lee Financial Group
Hockessin, DE  19707   Assistant Secretary     Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


Charlotte A. Meyer (57)Assistant Treasurer     Director, Assistant Treasurer and
64-5251 Puu Nani Drive	                       Vice President, Lee Financial
PO Box 2834                                    Group Inc., Lee Financial
Kamuela, HI  96743                             Securities, Inc., and Lee
                                               Financial Recordkeeping, Inc.

Lugene Endo Lee (54)   Secretary               Director, Secretary and Vice
2756 Woodlawn Drive, #6-201                    President, Lee Financial Group
Honolulu, HI  96822	                       Inc., Lee Financial Securities,
                                               Inc., and Lee Financial
                                               Recordkeeping, Inc.


There are no other Directorships held by any of the Directors. Terrence K.H. Lee and Lugene Endo Lee are husband and wife.
Terrence K.H. Lee is an interested person of First Pacific Mutual Fund, Inc. by virtue of his relationship as President of the investment manager, principal underwriter and transfer agent and has had a material and professional relationship with the Fund for the last two completed calendar years.

Additional information about members of the Board of Directors and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (808) 988-8088.

Hawaii Municipal Fund Investor Class (Unaudited)

Shareholder Information


Proxy Voting Policies and Procedures
The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may request copies of the Policies free of charge by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822. Copies of the Fund's proxy voting records are posted on the Securities and Exchange Commission's website at www.sec.gov and the Fund's website at www.leehawaii.com and reflect the 12-month period beginning July 1, 2009 and ending June 30, 2010.

Quarterly Statement of Investments
The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at www.sec.gov or the Fund's website at www.leehawaii.com. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

   Disclosure Regarding Approval of the Management Agreement (Unaudited)

At a meeting held on July 21, 2010, the Board of Directors of First Pacific Mutual Fund, Inc. ("Fund") considered and approved the continuance of the Investment Management Agreement between the Fund and Lee Financial Group Inc. ("LFG") with respect to the Hawaii Municipal Fund (the "Portfolio") for an additional one-year period ending September 30, 2011.

Prior to the meeting, the Directors had received detailed information from LFG. This information together with other information provided by LFG and the information provided to the Directors throughout the course of year formed the primary (but not exclusive) basis for the Board's determinations as summarized below. The information, material factors and conclusions that formed the basis for the Board's subsequent approval of the Investment Management Agreement are described below.

1. Information Received

Materials reviewed. During the course of the year, the Directors received a wide variety of materials relating to the services provided by LFG, including reports on the Portfolio's investment results; portfolio composition; portfolio trading practices; and other information relating to the nature, extent and quality of services provided by LFG to the Fund. In addition, the Board reviewed supplementary information that included materials regarding the Portfolio's investment results, management fee, performance and expense comparisons, financial and profitability information regarding LFG, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Portfolio.

Review Process. The Board received assistance regarding legal and industry standards from independent counsel to the independent Directors. The Board discussed the renewal of the agreement with LFG representatives. In deciding to recommend the renewal of the agreement, the Directors did not identify any single issue or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

2. Nature, Extent and Quality of Services

In the Board's review of LFG, its personnel and its resources, it considered the depth and quality of LFG's investment management process; the experience, capability and integrity of its senior management and other personnel; the turnover rates of its personnel; and the overall financial strength and stability of its organization. Based on this review, the Board determined that LFG has the capabilities, resources and personnel necessary to manage the Fund and the Board is satisfied with the quality of services provided by LFG in advising the Portfolio.

Other Services. The Board considered, in connection with the performance of its investment management services to the Fund, the following: LFG's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund. As a point of comparison, the Board also considered the nature, extent, quality and cost of certain non-investment related administrative services provided by LFG to the Fund under the Administrative Agreement.

3. Investment Performance

The Board considered the Portfolio's unique, balanced pursuit of its investment objectives and the investment results of the Portfolio in light of its objectives. The Directors reviewed the short-term and long-term performance of the Portfolio on an absolute basis and in comparison to its benchmark index and other comparable single-state mutual funds. The Directors also reviewed the rankings for the Portfolio by an independent rating and ranking organization. The Directors took into consideration LFG's explanation that because the Portfolio has a shorter effective maturity than the Barclays Capital Municipal Bond Index, the Portfolio tends to lag the Index in declining interest rate environments. LFG also reported that at June 30, 2010, an independent rating and ranking organization had rated the Portfolio as having a low risk and an average return as compared to other single state municipal bond funds. Based on that review, the Board concluded that the performance of the Portfolio is generally competitive (in some cases performance for certain periods was higher than the comparative performance information, and in other cases it was lower) with its benchmark index and other comparable mutual funds.

4. Management Fees and Total Operating Expenses

The Board reviewed the management fees and total operating expenses of the Portfolio and compared such amounts with the industry average fees and expense levels of other comparable funds. The Board considered that LFG did not provide advisory fee information on its other clients, because those clients are not managed similarly to the Portfolio. The Board concluded that: the management fees for the Portfolio are generally competitive with fees paid by comparable funds; and the expense ratio of the Portfolio, both before and after expense offsets, is generally competitive with the expenses paid by comparable funds.

5. Adviser Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed information regarding LFG's costs of providing services to the Fund, as well as the resulting level of profits to LFG. The Board further concluded that the profit to LFG for investment management services seems reasonable based on the services provided. The Board noted that since the management fee does not contain breakpoints, there would be no economies of scale from reduction of the management fee as the Portfolio's assets grow. In assessing the benefits to LFG from its relationships with the Fund, the Board noted that there are no soft dollar arrangements. The Board also took into account potential benefits to LFG as the Fund's administrator and the engagement of affiliates for distribution, shareholder servicing and transfer agency services and concluded that the management fee for the Portfolio was reasonable in relation to the benefits derived by LFG from these relationships.

6. Conclusions

No single factor was determinative of the Board's decision to re-approve the Investment Management Agreement, but rather the Directors based their determination on the total mix of information available to them. Based on their review, including their consideration of each of the factors referred to above, the Board, including a majority of the Independent Directors, concluded that the Investment Management Agreement, and the compensation is determined to be fair and reasonable in light of such services provided and expenses incurred under the Agreement.

                              INVESTMENT MANAGER
                            Lee Financial Group Inc.
                        2756 Woodlawn Drive, Suite #6-201
                          Honolulu, Hawaii  96822-1856

                                 DISTRIBUTOR
                        Lee Financial Securities, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                         Honolulu, Hawaii  96822-1856

                               FUND ACCOUNTANT
                         Ultimus Fund Solutions, LLC
                        225 Pictoria Drive, Suite 450
                             Cincinnati, OH  45246

                                  CUSTODIAN
                              Union Bank, N.A.
                        350 California Street, 6th Floor
                        San Francisco, California  94104

                                LEGAL COUNSEL
                          Drinker Biddle & Reath LLP
                              One Logan Square
                                 Suite #2000
                    Philadelphia, Pennsylvania  19103-6996

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                           Tait, Weller & Baker LLP
                        1818 Market Street, Suite #2400
                     Philadelphia, Pennsylvania  19103-2108

                                  TRANSFER AGENT
                        Lee Financial Recordkeeping, Inc.
                        2756 Woodlawn Drive, Suite #6-201
                          Honolulu, Hawaii  96822-1856

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive and senior financial executives.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)(1) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive and senior financial executives.

(f)(2) Copies of the Code of Ethics may be obtained free of charge by accessing the website www.leehawaii.com, by calling (808) 988-8088 or by sending a written request to Lee Financial Group Inc., 2756 Woodlawn Drive, Suite #6-201, Honolulu, HI 96822.

Item 3.  Audit Committee Financial Expert

(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) The board of directors concluded that based on the required attributes, no independent member of the Board qualified as a financial expert. Based on the size of the Fund, the Board further concluded that a financial expert was not required.

Item 4.  Principal Accountant Fee and Services.

(a) Audit Fees.
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $29,500.00 for the fiscal year ended September 30, 2010 and $29,500.00 for the fiscal year ended September 30, 2009.

(b) Audit-Related Fees.
The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were none for the fiscal year ended September 30, 2010 and none for the fiscal year ended September 30, 2009.

(c) Tax Fees.
The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $3,100.00 for the fiscal year ended September 30, 2010 and $3,000.00 for the fiscal year ended September 30, 2009.

(d) All Other Fees.
The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $7,600.00 for the fiscal year ended September 30, 2010, and $7,250.00 for the fiscal year ended September 30, 2009. These fees are for services related to the internal control audit of the transfer agent.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures
	1.	(a) 	The Committee shall review and approve proposals for the
independent accountants to render permissible non-audit services. The Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

		(b)	The pre-approval requirement may be waived with respect to the provision of non-audit services for the Fund if:  (i) the aggregate amount of all such non-audit services provided to the Fund constitutes no more than 5% of the total amount of revenues paid by the Fund to its independent accountants during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the
Committee and approved prior to the completion of the audit.

	2.	Review and approve in advance with the independent accountants each non-audit engagement involving the Fund's independent accountants and the Fund's investment adviser and any entity controlling, controlled by or under common control with the adviser ("control affiliates") where:  (i) the investment adviser or its control affiliate provides ongoing services to the Fund; and (ii)
the engagement relates directly to the operations and financial reporting of the
Fund.

		(a)	The pre-approval requirement may be waived if:  (i) the
aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Fund's independent accountants by the Fund's investment adviser and its control affiliates that provide ongoing services to the Fund during the fiscal year in which the services are provided that would have to be pre-approved by the Fund's Committee; (ii) such services were not recognized by the Fund's adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit.

(e)(2) None of the services provided to the registrant described in paragraphs
(b) - (d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the Registrant and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $10,700 for the fiscal year ended September 30, 2010 and $10,250 for the fiscal year ended September 30, 2009.

(h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Schedule I - Investment in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes were made to the procedures by which shareholders recommend nominees to the board.

Item 11.  Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or person performing similar functions, has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
under the Securities Exchange Act of 1934, as amended (17CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-
3(d)) that occurred during the registrant's second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

          (a)(1)  Code of Ethics is attached hereto.
          (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940
                  Act (17 CFR270.30a-2(a)) and Section 302 of the Sarbanes Oxley Act of 2002 are attached hereto.
          (a)(3)  Not applicable.
          (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        First Pacific Mutual Fund, Inc.
                    -------------------------------

By (Signature and Title)*  /s/ Terrence K.H. Lee
                          ----------------------
                         Terrence K.H. Lee, President and CEO
                         (principal executive officer)

Date    November 30, 2010
        -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Terrence K.H. Lee
                           ---------------------
                           Terrence K.H. Lee, President and CEO
                           (principal executive officer)

By (Signature and Title)*  /s/ Nora B. Simpson
                          --------------------
                           Nora B. Simpson, Treasurer
                           (principal financial officer)

Date    November 30, 2010
        -----------------
*Print the name and title of each signing officer under his or her signature.